CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.2%
COMMUNICATION SERVICES - 2.8%
Entertainment - 2.8%
Endeavor Group Holdings Inc., Class A Shares	1,597,000	$37,689,200	*
Live Nation Entertainment Inc.	210,000	18,427,500	*

TOTAL COMMUNICATION SERVICES		56,116,700

CONSUMER DISCRETIONARY - 10.4%
Automobile Components - 2.3%
Aptiv PLC	419,000	45,876,310	*

Broadline Retail - 1.3%
Etsy Inc.	265,000	26,937,250	*

Diversified Consumer Services - 1.0%
Service Corp. International	296,000	19,728,400

Hotels, Restaurants & Leisure - 1.5%
Expedia Group Inc.	256,000	31,367,680	*

Leisure Products - 1.6%
Hasbro Inc.	507,000	32,731,920

Specialty Retail - 2.7%
Five Below Inc.	111,000	23,125,740	*
Ross Stores Inc.	276,000	31,640,640

Total Specialty Retail		54,766,380

TOTAL CONSUMER DISCRETIONARY		211,407,940

CONSUMER STAPLES - 7.1%
Consumer Staples Distribution & Retail - 4.8%
Casey’s General Stores Inc.	160,000	40,425,600
Performance Food Group Co.	960,000	57,369,600	*

Total Consumer Staples Distribution & Retail		97,795,200

Personal Care Products - 2.3%
Coty Inc., Class A Shares	3,940,000	47,437,600	*

TOTAL CONSUMER STAPLES		145,232,800

ENERGY - 5.8%
Energy Equipment & Services - 1.5%
Baker Hughes Co.	440,000	15,747,600
Noble Corp. PLC	300,000	15,681,000	*

Total Energy Equipment & Services		31,428,600

Oil, Gas & Consumable Fuels - 4.3%
EQT Corp.	690,000	29,104,200
Pioneer Natural Resources Co.	256,000	57,771,520

Total Oil, Gas & Consumable Fuels		86,875,720

TOTAL ENERGY		118,304,320

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2023 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 10.1%
Banks - 1.8%
Fifth Third Bancorp	351,000	$10,214,100
PNC Financial Services Group Inc.	109,000	14,921,010
US Bancorp	261,000	10,356,480

Total Banks		35,491,590

Capital Markets - 3.5%
Blue Owl Capital Inc.	1,640,000	20,204,800
Houlihan Lokey Inc.	414,000	41,337,900
Raymond James Financial Inc.	93,000	10,236,510

Total Capital Markets		71,779,210

Insurance - 4.8%
Arch Capital Group Ltd.	562,000	43,661,780	*
Everest Group Ltd.	28,000	10,094,280
Hartford Financial Services Group Inc.	603,000	43,343,640

Total Insurance		97,099,700

TOTAL FINANCIALS		204,370,500

HEALTH CARE - 10.8%
Biotechnology - 0.5%
Argenx SE, ADR	18,462	9,313,709	*

Health Care Equipment & Supplies - 2.7%
IDEXX Laboratories Inc.	21,000	11,649,330	*
STERIS PLC	89,000	20,073,950
Teleflex Inc.	94,000	23,609,980

Total Health Care Equipment & Supplies		55,333,260

Health Care Technology - 1.5%
Doximity Inc., Class A Shares	843,000	30,120,390	*

Life Sciences Tools & Services - 6.1%
Avantor Inc.	1,546,000	31,801,220	*
Bio-Techne Corp.	318,000	26,521,200
ICON PLC, ADR	222,000	55,813,020	*
Maravai LifeSciences Holdings Inc., Class A Shares	897,000	10,145,070	*

Total Life Sciences Tools & Services		124,280,510

TOTAL HEALTH CARE		219,047,869

INDUSTRIALS - 21.3%
Aerospace & Defense - 1.0%
CAE Inc.	900,000	20,565,000	*

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2023 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Building Products - 4.3%
Advanced Drainage Systems Inc.	169,000	$20,616,310
Masonite International Corp.	278,000	29,064,900	*
Resideo Technologies Inc.	2,000,000	37,440,000	*

Total Building Products		87,121,210

Commercial Services & Supplies - 1.7%
Clean Harbors Inc.	207,000	34,415,820	*

Construction & Engineering - 5.3%
API Group Corp.	1,553,000	44,664,280	*
WillScot Mobile Mini Holdings Corp.	1,310,000	62,814,500	*

Total Construction & Engineering		107,478,780

Electrical Equipment - 5.7%
Atkore Inc.	115,000	18,247,050	*
Regal Rexnord Corp.	404,000	63,096,720
Vertiv Holdings Co.	1,375,000	35,763,750

Total Electrical Equipment		117,107,520

Machinery - 2.1%
ATS Corp.	95,000	4,313,000	*
ATS Corp., CN	855,000	38,773,746	*

Total Machinery		43,086,746

Professional Services - 1.2%
Paylocity Holding Corp.	104,000	23,592,400	*

TOTAL INDUSTRIALS		433,367,476

INFORMATION TECHNOLOGY - 14.3%
Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	149,000	27,873,430
Keysight Technologies Inc.	242,000	38,981,360	*
Teledyne Technologies Inc.	75,000	28,839,750	*

Total Electronic Equipment, Instruments & Components		95,694,540

Semiconductors & Semiconductor Equipment - 2.8%
Marvell Technology Inc.	875,000	56,988,750

Software - 6.8%
Aspen Technology Inc.	106,000	18,921,000	*
Bentley Systems Inc., Class B Shares	656,000	35,345,280
Everbridge Inc.	541,000	16,684,440	*
NCR Corp.	1,208,000	32,471,040	*
Workiva Inc.	335,000	35,272,150	*

Total Software		138,693,910

TOTAL INFORMATION TECHNOLOGY		291,377,200

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2023 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
MATERIALS - 4.2%
Chemicals - 4.2%
Ashland Inc.		505,000	$46,136,800
Eastman Chemical Co.		222,000	18,998,760
Sensient Technologies Corp.		312,000	19,980,480

TOTAL MATERIALS			85,116,040

REAL ESTATE - 5.4%
Industrial REITs - 1.2%
Americold Realty Trust Inc.		784,000	25,417,280

Office REITs - 1.5%
Alexandria Real Estate Equities Inc.		240,000	30,163,200

Real Estate Management & Development - 1.4%
CoStar Group Inc.		345,000	28,969,650	*

Residential REITs - 1.3%
Sun Communities Inc.		199,000	25,929,700

TOTAL REAL ESTATE			110,479,830

UTILITIES - 4.0%
Electric Utilities - 1.3%
Eversource Energy		359,000	25,966,470

Multi-Utilities - 2.7%
Ameren Corp.		440,000	37,694,800
DTE Energy Co.		156,000	17,830,800

Total Multi-Utilities			55,525,600

TOTAL UTILITIES			81,492,070

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,421,681,407)			1,956,312,745

	RATE
SHORT-TERM INVESTMENTS - 3.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.089%	44,155,960	44,155,960	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.183%	18,923,982	18,923,982	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,079,942)			63,079,942

TOTAL INVESTMENTS - 99.3% (Cost - $1,484,761,349)			2,019,392,687
Other Assets in Excess of Liabilities - 0.7%			13,722,873

TOTAL NET ASSETS - 100.0%			$2,033,115,560

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $18,923,982 and the cost was $18,923,982 (Note 2).

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2023 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2023

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
CN	— Canadian National Stock Exchange

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

6

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

7

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$1,956,312,745	—	—	$1,956,312,745
Short-Term Investments†	63,079,942	—	—	63,079,942

Total Investments	$2,019,392,687	—	—	$2,019,392,687

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,689,235	$100,548,948	100,548,948	$91,314,201	91,314,201	—	$469,977	—	$18,923,982

8